Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jul. 02, 2011	Jul. 03, 2010
Assets
Allowance for doubtful accounts (in USD)	$ 42,436	$ 36,573
Shareholders' equity
Preferred Stock Par Value (in USD Per Share)	$ 1	$ 1
Preferred Stock Authorized Shares	1,500,000	1,500,000
Preferred Stock Issued Shares	0	0
Common Stock Par Value (in USD Per Share)	$ 1	$ 1
Common Stock Authorized Shares	2,000,000,000	2,000,000,000
Common Stock Issued Shares	765,174,900	765,174,900
Treasury Shares Outstanding	173,597,346	176,768,795